Fair value measurement - Fair value hierarchy (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Fair value measurement
Assets transfer out of Level 1 into Level 2	₨ 0	₨ 0
Assets transfer out of Level 2 into Level 1	0	0
Liabilities transfer out of Level 1 into Level 2	0	0
Liabilities transfer out of Level 2 into Level 1	0	0
Assets transfers into Level 3 fair value measurements	0	0
Assets transfers out of Level 3 fair value measurements	0	0
Liabilities transfers into Level 3 fair value measurements	0	0
Liabilities transfers out of Level 3 fair value measurements	0	0
Financial liabilities carried at fair value
Fair value measurement
Financial liabilities, at fair value	1,573,802	2,819,331
Financial liabilities carried at amortized cost
Fair value measurement
Financial liabilities, at fair value	6,989,660	6,446,129
Fair value
Fair value measurement
Financial liabilities, at fair value	2,753,362	3,678,807
Fair value | Warrants | Financial liabilities carried at fair value
Fair value measurement
Financial liabilities, at fair value	383,793	1,914,604
Fair value | Liability for acquisition of business | Financial liabilities carried at fair value
Fair value measurement
Financial liabilities, at fair value	1,190,009
Fair value | Borrowings | Financial liabilities carried at amortized cost
Fair value measurement
Financial liabilities, at fair value	1,179,560	859,476
Fair value | Assets for which fair value is disclosed
Fair value measurement
Financial assets, at fair value	1,295,448	1,162,219
Fair value | Assets for which fair value is disclosed | Term deposits
Fair value measurement
Financial assets, at fair value	1,029,533	1,012,144
Fair value | Assets for which fair value is disclosed | Other financial assets
Fair value measurement
Financial assets, at fair value	265,915	150,075
Level 1
Fair value measurement
Financial liabilities, at fair value	383,699	1,914,520
Level 1 | Warrants | Financial liabilities carried at fair value
Fair value measurement
Financial liabilities, at fair value	383,699	1,914,520
Level 2
Fair value measurement
Financial liabilities, at fair value	1,179,560	859,476
Level 2 | Borrowings | Financial liabilities carried at amortized cost
Fair value measurement
Financial liabilities, at fair value	1,179,560	859,476
Level 2 | Assets for which fair value is disclosed
Fair value measurement
Financial assets, at fair value	1,295,448	1,162,219
Level 2 | Assets for which fair value is disclosed | Term deposits
Fair value measurement
Financial assets, at fair value	1,029,533	1,012,144
Level 2 | Assets for which fair value is disclosed | Other financial assets
Fair value measurement
Financial assets, at fair value	265,915	150,075
Level 3
Fair value measurement
Financial liabilities, at fair value	1,190,103	904,811
Level 3 | Warrants | Financial liabilities carried at fair value
Fair value measurement
Financial liabilities, at fair value	94	₨ 84
Level 3 | Liability for acquisition of business | Financial liabilities carried at fair value
Fair value measurement
Financial liabilities, at fair value	₨ 1,190,009